Investments - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Jan. 26, 2015 USD ($)	Apr. 25, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 18, 2007
Schedule of Investments [Line Items]
Short-term Investments			$ 2,172,000,000	$ 2,149,000,000
Open reverse repurchase commitments			0	0
Largest Outstanding Balance of Reverse Repurchase Agreements			$ 275,000,000
RRP Largest Outstanding Balance Number of Days Open			1 day
Reverse Repurchase Agreement Average Daily Balance			$ 135,400,000
Principal amount of bonds and certificates of deposit on deposit to meet state insurance regulatory and/or rating agency requirements			184,800,000
Fair value of fixed-maturity securities that were non-income producing during the preceding 12 months			0
Gross Unrealized Losses			$ 166,700,000	$ 49,200,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions			1,167	318
Trading securities			$ 0	$ 0
Net realized gains (losses) on securities			136,500,000	232,100,000	$ 324,500,000
Senior notes, issuance amount	$ 400,000,000	$ 350,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.70%	4.35%
Reclassification out of Accumulated Other Comprehensive Income
Schedule of Investments [Line Items]
Cash flow hedge gain recognized as an adjustment to interest expense			1,800,000	2,000,000	$ 2,100,000
3.70% Senior Notes due 2045
Schedule of Investments [Line Items]
Unrealized Gain (Loss)	$ (12,900,000)		(12,900,000)
Senior notes, issuance amount	$ 400,000,000		$ 400,000,000	0
Debt Instrument, Interest Rate, Stated Percentage	3.70%		3.70%			6.70%
4.35% Senior Notes due 2044
Schedule of Investments [Line Items]
Unrealized Gain (Loss)		$ (1,600,000)	$ (1,600,000)
Senior notes, issuance amount		$ 350,000,000	$ 350,000,000	350,000,000
Debt Instrument, Interest Rate, Stated Percentage		4.35%	4.35%
Equity securities
Schedule of Investments [Line Items]
Gross Unrealized Losses			$ 29,900,000	$ 16,500,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions			74	28
Equity securities | Common equities
Schedule of Investments [Line Items]
Gross Unrealized Losses			$ 14,200,000	$ 10,100,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions			64	20
Equity securities | Nonredeemable preferred stocks
Schedule of Investments [Line Items]
Gross Unrealized Losses			$ 15,700,000	$ 6,400,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions			10	8
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Percentage Decline			5.00%
Fixed maturities
Schedule of Investments [Line Items]
Gross Unrealized Losses			$ 136,800,000	$ 32,700,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions			1,093	290
Fixed maturities | Corporate debt securities
Schedule of Investments [Line Items]
Percentage which the issuer receives the security back at once the change of control is triggered			1.00%
Realized investment losses			$ 1,500,000
Gross Unrealized Losses			$ 33,000,000	$ 10,400,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions			215	53
Fixed Income Securities
Schedule of Investments [Line Items]
Gross Unrealized Losses			$ 152,500,000
Foreign Government Debt
Schedule of Investments [Line Items]
Short-term Investments			2,500,000	$ 5,700,000
Interest Rate Swaps
Schedule of Investments [Line Items]
Number of derivative positions closed during the period					3
Cash collateral received from counterparty			4,900,000	16,100,000	$ 62,700,000
Interest Rate Swaps | Opened in 2009 | Closed Positions | Nine Year Time Horizon
Schedule of Investments [Line Items]
Number of derivative positions closed during the period					1
Derivative Maturity1					9 years
Interest Rate Swaps | Opened in 2011 | Closed Positions | Five Year Time Horizon
Schedule of Investments [Line Items]
Number of derivative positions closed during the period					2
Derivative Maturity1					5 years
Value Of Securities Of Any One Issuer Excluding US Government Obligations Exceeding 10 % Of Total Shareholders Equity
Schedule of Investments [Line Items]
Aggregate cost or fair value of securities			0	0
Future [Member]
Schedule of Investments [Line Items]
Derivative, Gain (Loss) on Derivative, Net			2,500,000
Categories of Investments, Marketable Securities, Trading Securities
Schedule of Investments [Line Items]
Net realized gains (losses) on securities			$ 0	$ 0	$ 0
Russell One Thousand | Equity securities | Common equities
Schedule of Investments [Line Items]
Percentage of common stock portfolio			96.00%
Managed Equity Strategy | Equity securities | Common equities
Schedule of Investments [Line Items]
Percentage of common stock portfolio			4.00%
Non-hedging Instruments | Interest Rate Swaps | Closed Positions
Schedule of Investments [Line Items]
Purpose					Manage portfolio duration
Non-hedging Instruments | Interest Rate Swaps | Fixed maturities | Assets
Schedule of Investments [Line Items]
Derivative, Loss on Derivative			$ 11,400,000
Purpose			Manage portfolio duration	Manage portfolio duration	Manage portfolio duration
ARX Holding Corp. [Member]
Schedule of Investments [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions			492
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Percentage Decline			0.90%